Investments (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Equity-Accounted Investees and investments at FVTOCI

Equity-accounted investees and investments at FVTOCI as at December 31 were comprised of:

		Principal Place	Proportion of Ownership Interest
		of Business and	and Voting Rights Held (%)		Carrying Amount
Name	Principal Activity	Incorporation	2019	2018	2019	2018
Equity-accounted investees
MOPCO	Nitrogen Producer	Egypt	26	26	270	236
Profertil	Nitrogen Producer	Argentina	50	50	212	192
Canpotex	Marketing and Logistics	Canada	50	50	-	-
Agrichem [1]	Fertilizer Producer and Marketer	Brazil	100	80	-	103
Other associates and joint ventures					178	161
Total equity-accounted investees					660	692
Investments at FVTOCI
Sinofert	Fertilizer Supplier and Distributor	China/Bermuda	22	22	161	180
Other			-	-	-	6
Total investments at FVTOCI					161	186

1  During 2019, we acquired the remaining 20 percent interest in Agrichem making it a wholly owned consolidated subsidiary, as described in Note 4, and as a result ceased equity accounting. Prior to this acquisition, we had joint control with the other shareholder of Agrichem.

Financial information of the company's proportionate interest in equity-accounted investees

Additional financial information on our proportionate interest in equity-accounted investees for the years ended December 31 was as follows:

	Associates		Joint Ventures
	2019	2018	2019	2018
Earnings from continuing operations and net earnings	34	24	32	16
Other comprehensive income	6	-	-	-
Total comprehensive income	40	24	32	16